INVESTMENT AND MORTGAGE-BACKED SECURITIES	12 Months Ended
Dec. 31, 2011
INVESTMENT AND MORTGAGE-BACKED SECURITIES [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE 4-INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of the Company's investment securities, are summarized as follows:

	At December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$2,995	$35	$-	$3,030
State and political subdivisions	51,287	3,804	-	55,091
Residential mortgage-backed securities issued by quasi-governmental agencies	45,969	1,525	-	47,494
Residential mortgage-backed securities privately issued	8,723	195	(30)	8,888
Total investment securities available for sale	108,974	5,559	(30)	114,503

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	2,588	340	-	2,928
Total investment securities	$111,562	$5,899	$(30)	$117,431

	At December 31, 2010
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$6,000	$59	$-	$6,059
Corporate debt securities	3,340	223	-	3,563
State and political subdivisions	47,348	1,120	(260)	48,208
Residential mortgage-backed securities issued by quasi-governmental agencies	50,942	1,950	(6)	52,886
Residential mortgage-backed securities privately issued	13,425	224	(44)	13,605
Total investment securities available for sale	121,055	3,576	(310)	124,321

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	3,169	341	-	3,510
Total investment securities	$124,224	$3,917	$(310)	$127,831

Gross realized gains were $760,000 and $20,000 for the years ended December 31, 2011 and 2010, respectively. These gains resulted from the sale proceeds of investment and mortgage-backed securities available for sale of $10.7 million and $170,000 for the years ended December 31, 2011 and 2010, respectively. There were no gross losses resulting from security sales for the years ended December 31, 2011 and 2010.

The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2011
	Available for sale		Held to maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
	(in thousands)
Investment securities
Due in one year or less	$889	$906	$-	$-
Due after one year through five years	8,424	8,874	-	-
Due after five years through 10 years	24,316	26,116	-	-
Due after ten years	20,653	22,225	-	-
	54,282	58,121	-	-

Mortgage-backed securities	54,692	56,382	2,588	2,928
Total investment and mortgage-backed securities	$108,974	$114,503	$2,588	$2,928

Investment securities having an aggregate amortized cost of approximately $7.1 million and $4.6 million were pledged to secure public deposits at December 31, 2011 and 2010, respectively.

There were no securities held other than U.S. Government and agencies from a single issuer that represented more than 10% of stockholders' equity at year end.

The Company also holds stock in the FHLB totaling $7.7 and $9.4 million as of December 31, 2011 and 2010, respectively. The Company is required to maintain a minimum amount of FHLB stock as determined by its borrowing levels and amount of eligible assets. At December 31, 2011 the Company was required to hold $3.5 million in FHLB stock. FHLB stock can only be repurchased by the FHLB or sold to another member, and all sales must be at par. The Company holds FHLB stock as a long term investment based on the ultimate recoverability of the par value. During the fourth quarter of 2008, the FHLB suspended the repurchase of stock and dividend payments which prompted the Company to give consideration to evaluating the potential impairment of the investment. The Company evaluates potential impairment of its investment in FHLB stock quarterly and considers the following: 1) the magnitude and direction of the change in the net assets of the FHLB as compared to the capital stock amount and the duration of this condition, 2) the ability of the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, 3) the impact of regulatory changes on the FHLB and on its members and 4) the liquidity position of the FHLB. During the fourth quarter of 2010, the FHLB resumed limited repurchases of members' excess stock and in 2011 the redemptions totaled $1.7 million. After evaluating these factors the Company has concluded that the par value of its investment in FHLB stock is recoverable and no impairment has been recorded during the year ended December 31, 2011 or 2010.

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2011:

		Less than		12 months
	Number	12 months		or longer		Total
	of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Securities	Value	Loss	Value	Loss	Value	Loss
	(in thousands)
Residential mortgage-backed securities privately issued	2	$3,442	$(30)	$-	$-	$3,442	$(30)
Total temporarily impaired securities	2	$3,442	$(30)	$-	$-	$3,442	$(30)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2010:

		Less than		12 months
	Number	12 months		or longer		Total
	of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Securities	Value	Loss	Value	Loss	Value	Loss
	(in thousands)
State and political subdivisions	17	$14,210	$(260)	$-	$-	$14,210	$(260)
Residential mortgage-backed securities issued by quasi-governmental agencies	1	3,027	(6)	-	-	3,027	(6)
Residential mortgage-backed securities privately issued	3	7,048	(44)	-	-	7,048	(44)
Total temporarily impaired securities	21	$24,285	$(310)	$-	$-	$24,285	$(310)

    The Company evaluates debt securities on a quarterly basis to determine whether OTTI exists. Unrealized losses primarily relate to interest rate fluctuations and not credit concerns. The Company does not intend to sell these securities and it is not more likely than not that it will be required to sell these securities. Accordingly, unrealized losses at December 31, 2011 and 2010 are not considered other-than-temporary and are therefore reflected in other comprehensive income.